NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (85,382)	$ (70,526)
Weighted average common shares outstanding	72,782,773	64,509,718
Net loss per share – basic and diluted	$ (1.17)	$ (1.09)